Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account

Supplement, dated February 17, 2017 to
the TotalAccumulatorSM Variable Adjustable Life Prospectus

This supplement amends certain disclosures contained in the above-referenced prospectus for certain variable life policies ("Policies") issued by Lincoln Benefit Life Company.

We have received notification for the liquidation of the following portfolio:

Portfolio Name “Liquidating Portfolio”	Scheduled Liquidation Date “Liquidation Date”
Franklin High Income VIP Fund - Class 1	April 28, 2017

The Board of Trustees of Franklin Templeton Variable Insurance Products Trust (“FTVIPT”) has approved closure and liquidation of the Franklin High Income VIP Fund (the “High Income Fund”). Effective at the close of market on or April 21, 2017, the High Income Fund will be closed to new investors and to additional investments from existing shareholders. The liquidation is currently planned for on or after April 28, 2017 (the “Liquidation Date).

Due to this liquidation, we will no longer accept new premiums for investment in, nor will we permit transfers to, the Franklin High Income VIP Sub-Account (a “Liquidating Sub-Account”) as of the applicable Liquidation Date.

As the Liquidating Sub-Account will no longer be offered as investment option, you may wish to transfer, prior to the applicable Liquidation Date, some or all of your Policy Value in the Liquidating Sub-Accounts to the other investment options currently offered by your Policy. These transfers are not subject to a transfer fee. Any value remaining in a Liquidating Sub-Account will be transferred automatically, as of the Liquidation Date, to the Fidelity VIP Government Money Market Sub-Account (“Money Market Sub-Account”), an investment option already available under your Policy.

If you currently allocate Policy Value to the Liquidating Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment options currently available under your Policy, any allocations to the Liquidating Sub-Account will be automatically allocated, as of the Liquidation Date, to the Money Market Sub-Account.

We will send you a confirmation that shows the amount that is transferred to the Money Market Sub-Account or to the investment option that you chose and the date of the transaction. For additional information on how to transfer to another investment option, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at 1-800-865-5237.

If your Policy Value in the Liquidating Sub-Account is transferred automatically to the Money Market Sub-Account, for 60 days following the automatic transfer, you may transfer your Policy Value in the Money Market Sub-Account to any other investment option(s) available under your Contract. Such transfer is not subject to a transfer fee.

Please keep this supplement for future reference together with your prospectus.

Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account

Supplement, dated February 17, 2017 to
the TotalAccumulatorSM Variable Adjustable Life Prospectus

This supplement amends certain disclosures contained in the above-referenced prospectus for certain variable life policies ("Policies") issued by Lincoln Benefit Life Company.

We have received notification for the liquidation of the following portfolio:

Portfolio Name “Liquidating Portfolio”	Scheduled Liquidation Date “Liquidation Date”
Franklin High Income VIP Fund - Class 1	April 28, 2017

The Board of Trustees of Franklin Templeton Variable Insurance Products Trust (“FTVIPT”) has approved closure and liquidation of the Franklin High Income VIP Fund (the “High Income Fund”). Effective at the close of market on or April 21, 2017, the High Income Fund will be closed to new investors and to additional investments from existing shareholders. The liquidation is currently planned for on or after April 28, 2017 (the “Liquidation Date).

Due to this liquidation, we will no longer accept new premiums for investment in, nor will we permit transfers to, the Franklin High Income VIP Sub-Account (a “Liquidating Sub-Account”) as of the applicable Liquidation Date.

As the Liquidating Sub-Account will no longer be offered as investment option, you may wish to transfer, prior to the applicable Liquidation Date, some or all of your Policy Value in the Liquidating Sub-Accounts to the other investment options currently offered by your Policy. These transfers are not subject to a transfer fee. Any value remaining in a Liquidating Sub-Account will be transferred automatically, as of the Liquidation Date, to the Fidelity VIP Government Money Market Sub-Account (“Money Market Sub-Account”), an investment option already available under your Policy.

If you currently allocate Policy Value to a Liquidating Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment options currently available under your Policy, any allocations to the Liquidating Sub-Account will be automatically allocated, as of the Liquidation Date, to the Money Market Sub-Account.

We will send you a confirmation that shows the amount that is transferred to the Money Market Sub-Account or to the investment option that you chose and the date of the transaction. For additional information on how to transfer to another investment option, or how to make a change to your current allocation(s), please contact Lincoln Benefit Life Company at 844-768-6780 or, if you prefer, a registered representative.

If your Policy Value in the Liquidating Sub-Account is transferred automatically to the Money Market Sub-Account, for 60 days following the automatic transfer, you may transfer your Policy Value in the Money Market Sub-Account to any other investment option(s) available under your Contract. Such transfer is not subject to a transfer fee.

Please keep this supplement for future reference together with your prospectus.